Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
RELATED PARTY TRANSACTIONS [Abstract]
Significant related parties and relationship to Group
Related Party’s Name	Relationship with the Sogou Group
Sohu	Under common control of Sohu.com Limited with the Sogou Group
Tencent	Holder of Class B Ordinary Shares

Significant related party transactions
	For the Year Ended December 31,
	2017	2018	2019
Transactions with Sohu:
Expenses of research and development undertaken by Sohu	$707	$670	$—
Online marketing activities provided to Sohu	348	677	311
Online marketing activities provided by Sohu	1,123	393	191
Rental of Sohu.com Internet Plaza paid to Sohu	8,091	8,369	8,318
Others	45	464	61
Transactions with Tencent:
Share-based compensation expense related to Soso search-related businesses employees undertaken by Tencent (See “Tencent Share-based Awards” in Note 3u—Share-based Compensation Expense)	682	88	—
Online marketing activities provided to Tencent	15,599	40,758	31,943
Online marketing activities provided by Tencent	61,565	108,542	86,902
Bandwidth services provided by Tencent	3,299	4,183	6,364
Rental paid to Tencent	378	383	500
Others	3,137	3,463	2,254

Due from and to Related Parties
	As of December 31,
	2018	2019
Due from/to related parties—current
Due from Sohu	$60	$15
Due from Tencent	2,548	2,822
Total	$2,608	$2,837
Due to Sohu	$145	$101
Due to Tencent	38,280	22,493
Total	$38,425	$22,594
Due from related parties—non current
Due from Sohu	$2,108	$2,074
Due from Tencent	116	179
Total	$2,224	$2,253